LICENSING AND COLLABORATION ARRANGEMENTS	6 Months Ended
Jun. 30, 2025
LICENSING AND COLLABORATION ARRANGEMENTS
LICENSING AND COLLABORATION ARRANGEMENTS

12. LICENSING AND COLLABORATION ARRANGEMENTS

The following is a description of the Group’s significant licensing and collaboration agreements.

In-Licensing Arrangements

Licensing Agreement with Ferring (Olamkicept)

As of June 30, 2025, the Group is no longer party to any licensing agreement with Ferring related to the development of Olamkicept.

Collaboration Arrangements

Collaboration Agreement with ABL Bio

In July 2018, the Group entered into a collaboration agreement with ABL Bio, which has been subsequently amended, whereby both parties agreed to collaborate to develop two bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement. This agreement may be terminated by either party for the other party’s uncured material breach or in the event that the other party challenges its patents. Also, if a party encounters insurmountable technical difficulties and risks, which cannot be resolved by such party within a certain period thereafter despite all reasonable efforts, such party will have the right to terminate this agreement and will no longer have the right to develop the licensed product. Under the collaboration agreement, research and development costs are shared 50/50 for the worldwide rights excluding Greater China and South Korea. Following the divestiture of its Greater China assets and business operations and as of the date of this annual report, the Group’s rights in the collaboration agreement are limited to a 50/50 split for worldwide rights excluding Greater China and South Korea. Under the Collaboration Agreement with ABL Bio, the Group recognized cost sharing reimbursements of $3.4 million and zero for the six months ended June 30, 2025 and 2024, as a reduction in research and development expense.

Clinical Trial Collaboration and Supply Agreement with Bristol Myers Squibb

In June 2024, the Group entered into a clinical trial collaboration and supply agreement with Bristol-Myers Squibb Company (“BMS”) to evaluate the Group’s novel bispecific antibody, givastomig, targeting Claudin18.2 x 4-1BB in clinical trials, in combination with BMS’s anti-PD-1 monoclonal antibody product known as OPDIVO® (nivolumab). Under the terms of the agreement, the Group will be responsible for sponsoring and conducting, at its own cost, a multi-national Phase 1 trial of givastomig in combination with nivolumab. BMS will manufacture and supply a sufficient amount of nivolumab to the Group solely for the conduct of the combination therapy at no charge to the Group. BMS grants to the Group a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to use nivolumab in research and development solely to the extent necessary to conduct the combination therapy, seek regulatory approval for, and upon such regulatory approval, market and promote givastomig for use in the combination therapy with nivolumab. The Group grants to BMS a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to seek regulatory approval for, and upon such regulatory approval, market and promote nivolumab in the combination therapy with givastomig.